Business segments - Income (Loss) from Continuing Operations Before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 590,251	$ 1,248,167	$ 965,381
Pre-tax earnings	(412,890)	214,826	176,713
Total assets	9,328,938	6,839,161	4,260,570
Market Making [Member]
Segment Reporting Information [Line Items]
Revenues	60,940	704,471	549,128
Pre-tax earnings	(368,477)	256,080	209,868
Total assets	1,708,617	2,103,887	1,801,002
Global Execution Services [Member]
Segment Reporting Information [Line Items]
Revenues	495,331	524,617	413,525
Pre-tax earnings	29,480	32,874	44,284
Total assets	5,786,687	3,063,579	1,692,084
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	33,980	19,079	2,728
Pre-tax earnings	(73,893)	(74,128)	(77,439)
Total assets	$ 1,833,633	$ 1,671,965	$ 767,483